Related Party Transactions - Transactions with Significant Influence Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Affiliated entity
Related Party Transaction [Line Items]
Trade receivables, net	$ 95.0	$ 65.6
Perfomex | Affiliated entity
Related Party Transaction [Line Items]
Trade receivables, net	92.4	62.9
Perfomex II | Affiliated entity
Related Party Transaction [Line Items]
Trade receivables, net	2.6	2.7
Management Services Revenue | Perfomex
Related Party Transaction [Line Items]
Amounts of related party transaction	0.0	0.0	$ 5.0
Management Services Revenue | Perfomex II
Related Party Transaction [Line Items]
Amounts of related party transaction	0.0	0.0	3.0
Bareboat Revenue | Perfomex
Related Party Transaction [Line Items]
Amounts of related party transaction	129.6	60.2	22.2
Bareboat Revenue | Perfomex II
Related Party Transaction [Line Items]
Amounts of related party transaction	0.0	24.9	9.3
Revenue
Related Party Transaction [Line Items]
Amounts of related party transaction	129.6	85.1	39.5
Funding provided to (received from) equity method investments
Related Party Transaction [Line Items]
Amounts of related party transaction	(9.8)	0.0	(46.5)
Funding provided to (received from) equity method investments | Perfomex
Related Party Transaction [Line Items]
Amounts of related party transaction	(9.8)	0.0	(31.6)
Funding provided to (received from) equity method investments | Perfomex II
Related Party Transaction [Line Items]
Amounts of related party transaction	0.0	0.0	(9.5)
Funding provided to (received from) equity method investments | Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”)
Related Party Transaction [Line Items]
Amounts of related party transaction	0.0	0.0	(3.7)
Funding provided to (received from) equity method investments | Akal
Related Party Transaction [Line Items]
Amounts of related party transaction	$ 0.0	$ 0.0	$ (1.7)